Other Operating Expenses - Summary of Auditor"s Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Fees payable for other services	£ 8.7	£ 9.5	£ 9.4
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	8.0	8.5	8.5
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	0.3	0.5	0.5
KPMG LLP Firms and Associates | Audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	0.4	0.5	0.4
Parent Company and Group Audit | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	8.7	8.7	6.8
Local Statutory and Group Reporting Audits | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	9.5	9.9	9.0
Parent Company Local Statutory And Group Audits | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	18.2	18.6	15.8
Parent Company Local Statutory And Group Audits | Other Firms
Other Operating Expenses [Line Items]
Total audit fees expense	0.2	0.2	0.1
Parent Company Local Statutory And Group Audits | Audit Providers
Other Operating Expenses [Line Items]
Total audit fees expense	£ 18.4	£ 18.8	£ 15.9